Document and Entity Information	12 Months Ended
Mar. 31, 2022 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Entity File Number	001-34541
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	Global Cord Blood Corp
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	48th Floor, Bank of China Tower
Entity Address, Address Line Two	1 Garden Road
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Central Index Key	0001467808
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	CO
Security Exchange Name	NYSE
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Filer Category	Accelerated Filer
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Common Stock, Shares Outstanding	121,551,075
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Auditor Name	KPMG Huazhen LLP
Auditor Firm ID	1186
Auditor Location	Beijing, China
Business Contact
Entity Address, Address Line One	48th Floor, Bank of China Tower
Entity Address, Address Line Two	1 Garden Road
Entity Address, City or Town	Central
Entity Address, Country	HK
Contact Personnel Name	Albert Chen
City Area Code	+852
Local Phone Number	3605 8180
Contact Personnel Email Address	albert.chen@globalcordbloodcorp.com